Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	$ 5	$ 19	$ 22
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	2
Caribbean [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	3
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax capital loss carryforwards	$ 0	$ 0	$ 2